STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 09, 2021	Dec. 06, 2021
Aggregate number of shares of common stock into which Rights may be converted	2,070,000
Private Placement Warrants
Aggregate number of shares of common stock into which Rights may be converted		796,000	81,000
Over-allotment option | Private Placement Warrants
Aggregate number of shares of common stock into which Rights may be converted			81,000
Private Placement | Private Placement Warrants
Aggregate number of shares of common stock into which Rights may be converted				715,000